UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if amendment |_|:  Amendment Number: ___
This Amendment (Check one only.):  |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Mark K. Schmidt
Address:  c/o PilotRock Investment Partners GP, LLC
          1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Mark K. Schmidt
Title:  Managing Member of PilotRock Investment Partners GP, LLC
Phone:  (203) 298-8800

Signature, Place and Date of Signing:

/s/ Mark K. Schmidt                 Old Greenwich, CT         May 6, 2004
---------------------------         -----------------         -----------
(Signature)                         (City, State)                (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-101617                           PilotRock Investment Partners GP, LLC